Stock-based Compensation Stock Option Activity Rollforward (Details) (Stock Options [Member], USD $)	3 Months Ended
Mar. 31, 2013
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options, Outstanding, Number, Beginning Balance	3,627,467
Options, Grants in Period, Net of Forfeitures	755,000
Options, Exercises in Period	0
Options, Forfeitures in Period	(363,259)
Options, Outstanding, Number, Ending Balance	4,019,208
Options, Exercisable, Number	1,734,254
Options, Vested and Expected to Vest, Outstanding, Number	3,903,450
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.48
Options, Grants in Period, Weighted Average Exercise Price	$ 0.27
Options, Exercises in Period, Weighted Average Exercise Price	$ 0.00
Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 0.56
Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.43
Options, Exercisable, Weighted Average Exercise Price	$ 0.62
Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.44